DEBT (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	March 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Revolving Credit Facility	$21,173	$89,750
Term Loan A and Term Loan B	807,750	810,975
Vessel financing loans	71,098	74,774
Other long-term financing arrangements	27,273	34,895
Other revolving credit facilities, at a weighted average interest rate of 6.3% as of March 31, 2024 (6.5% as of December 31, 2023)	38,145	38,770
Bank overdrafts	12,054	11,488
Finance lease obligations, at a weighted average interest rate of 5.1% as of March 31, 2024 (4.2% as of December 31, 2023)	37,721	33,184
Total debt, gross	1,015,214	1,093,836
Unamortized debt discounts and debt issuance costs	(13,518)	(14,395)
Total debt, net	1,001,696	1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(215,281)	(222,940)
Bank overdrafts	(12,054)	(11,488)
Long-term debt, net	$774,361	$845,013